Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2060 Portfolio

September 30, 2019

VIPF2060-QTLY-1119
1.9893091.100

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	2,950	$99,958
VIP Equity-Income Portfolio Initial Class (a)	4,696	105,803
VIP Growth & Income Portfolio Initial Class (a)	5,933	120,386
VIP Growth Portfolio Initial Class (a)	1,448	102,959
VIP Mid Cap Portfolio Initial Class (a)	950	29,319
VIP Value Portfolio Initial Class (a)	5,308	77,764
VIP Value Strategies Portfolio Initial Class (a)	3,086	37,901
TOTAL DOMESTIC EQUITY FUNDS
(Cost $561,323)		574,090

International Equity Funds - 37.6%
VIP Emerging Markets Portfolio Initial Class (a)	11,785	137,058
VIP Overseas Portfolio Initial Class (a)	12,727	274,517
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $405,758)		411,575

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	2,144	21,844
Fidelity Long-Term Treasury Bond Index Fund (a)	1,880	27,957
VIP High Income Portfolio Initial Class (a)	3,949	21,837
VIP Investment Grade Bond Portfolio Initial Class (a)	1,999	26,790
TOTAL BOND FUNDS
(Cost $93,853)		98,428

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.8% (a)(b)
(Cost $10,936)	10,936	10,936
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,071,870)		1,095,029
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89)
NET ASSETS - 100%		$1,094,940

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	17
Total	$17

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$--	$22,173	$654	$24	$9	$316	$21,844
Fidelity Long-Term Treasury Bond Index Fund	--	50,413	29,905	543	3,916	3,533	27,957
VIP Contrafund Portfolio Initial Class	--	112,477	14,844	--	149	2,176	99,958
VIP Emerging Markets Portfolio Initial Class	--	138,588	381	--	(11)	(1,138)	137,058
VIP Equity-Income Portfolio Initial Class	--	117,821	16,880	--	118	4,744	105,803
VIP Government Money Market Portfolio Initial Class 1.8%	--	11,357	421	84	--	--	10,936
VIP Growth & Income Portfolio Initial Class	--	134,515	17,372	--	132	3,111	120,386
VIP Growth Portfolio Initial Class	--	115,429	13,540	--	74	996	102,959
VIP High Income Portfolio Initial Class	--	21,972	732	--	(4)	601	21,837
VIP Investment Grade Bond Portfolio Initial Class	--	27,030	367	--	3	124	26,790
VIP Mid Cap Portfolio Initial Class	--	32,621	2,620	--	(50)	(632)	29,319
VIP Overseas Portfolio Initial Class	--	269,180	1,599	--	(20)	6,956	274,517
VIP Value Portfolio Initial Class	--	86,441	10,427	--	15	1,735	77,764
VIP Value Strategies Portfolio Initial Class	--	42,214	4,962	--	12	637	37,901
Total	$--	$1,182,231	$114,704	$651	$4,343	$23,159	$1,095,029

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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